MITCHELL HUTCHINS SERIES TRUST--BALANCED PORTFOLIO             SEMIANNUAL REPORT

Dear Contract Owner,                                             August 20, 1999

We are pleased to present you with the semiannual report for the Mitchell Hutchins Series Trust--Balanced Portfolio for the six-month period ended June 30, 1999.

MARKET REVIEW
--------------------------------------------------------------------------------

[GRAPHIC]

   The S&P 500 Index advanced an impressive 12.38% for the period. Beginning in early April, market leadership shifted dramatically toward value-oriented stocks and away from the high price-to-earnings growth stocks that led the market for most of the last two years. As investors began to seek undervalued stocks, the performance gap between growth and value narrowed to more normal levels. Value stocks outperformed growth stocks by a significant margin for the six months ended June 30, 1999: the Russell 1000 Value Index gained 12.87% and the Russell 1000 Growth Index returned 10.45%. Smaller- and mid-capitalization stocks also fared well.

   As market leadership broadened, growth stocks again outperformed value stocks in June by about four percentage points. We attribute this broadening to improved global economies, particularly those in Asia and Latin America, which in turn led to a rise in interest rates. The Federal Reserve raised the federal funds rate by 0.25% on June 30 and assumed a neutral stance, meaning no predisposition to raise or lower rates at its meeting in August.

PORTFOLIO REVIEW
--------------------------------------------------------------------------------
PERFORMANCE--TOTAL RETURNS FOR PERIODS ENDED 6/30/99

                                            Cumulative              Annualized
--------------------------------------------------------------------------------
  Six Months                                  -0.43%                    --
  One Year                                     4.17%                   4.17%
  Five Years                                 110.59%                  16.06%
  Ten Years                                  190.62%                  11.26%
  Since Inception 6/1/88                     226.44%                  11.26%
--------------------------------------------------------------------------------

Past performance does not guarantee future performance. Total return calculations assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the payable dates and do not include sales charges. Total returns for periods of less than one year are not annualized. Performance relates to the Portfolio and does not reflect separate account charges applicable to variable annuity contracts. The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

* Weightings represent percentages of portfolio assets as of June 30, 1999. The Portfolio's composition will vary over time.

MITCHELL HUTCHINS SERIES TRUST -- BALANCED PORTFOLIO

ASSET ALLOCATION*

[PIE CHART]

Bonds             38.9%
Cash               0.7%
Equities          60.4%

Characteristics*

---------------------------------------------------
Approx. No. of Securities                   150
Net Assets                        $26.9 million
---------------------------------------------------

SEMIANNUAL REPORT

PORTFOLIO HIGHLIGHTS

The Portfolio employs a disciplined, model-based approach to calculate expected returns for U.S. stocks, bonds and cash. Based on key economic variables such as interest rates, profit growth and inflation, as well as fundamental valuation techniques, the approach seeks to determine whether the expected return from stocks is sufficient to offset the additional risk when compared to bonds and "risk-free" cash investments. Portfolio assets are allocated according to the model, with a minimum of 25% of net assets in bonds or cash at all times.

   The Portfolio began the period with a 70% allocation to stocks, above its normal weighting of 60%. As the S&P 500 Index and the Dow Jones Industrial Index reached new heights early in the period, expectations for stock returns began to diminish. Accordingly, we gradually reduced the Portfolio's stock allocation to a low of 52.8% by March. As expectations rose once again, we began rebuilding the Portfolio's stock exposure. By period end the Portfolio's stock allocation was up to 60.4%.

   Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have.

Sincerely,




/s/Margo Alexander                /s/Brian M. Storms
MARGO ALEXANDER                   BRIAN M. STORMS
Chairman and                      President and
Chief Executive Officer           Chief Operating Officer
Mitchell Hutchins                 Mitchell Hutchins
Asset Management Inc.             Asset Management Inc.


Top Ten Equity Holdings*
---------------------------------
United Technologies Corp     1.9%
Cisco Systems                1.6
Tyco International Ltd.      1.5
BP Amoco PLC ADR             1.4
Microsoft Corp.              1.3
Dayton Hudson                1.3
Applied Materials            1.3
MCI Worldcom                 1.3
Biogen                       1.2
Unisys Corp                  1.2
---------------------------------
Top Ten Total               14.0
---------------------------------

Equity Sector Allocation*
---------------------------------
Consumer Cyclicals          13.5%
Technology                  12.3
Financial Services           8.0
Utilities                    5.6
Healthcare                   5.3
Energy                       5.0
Capital Goods                4.6
Consumer Noncyclicals        2.9
Basic Materials              2.5
Transportation               0.7
---------------------------------
Equity Total                60.4
---------------------------------

Fixed Income Sector Allocation*
---------------------------------
Treasurys                   14.6%
Corporates                  13.4
Mortgages                    9.6
Agency                       1.3
---------------------------------
Fixed Income Total          38.9
---------------------------------

--------------------------------------------------------------------------------
* Weightings represent percentages of portfolio assets as of June 30, 1999.
  The Portfolio's composition will vary over time.

MITCHELL HUTCHINS SERIES TRUST--BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS                                JUNE 30, 1999(UNAUDITED)

 NUMBER OF
  SHARES                                                                                                   VALUE
-----------                                                                                              ----------
COMMON STOCKS--62.77%
AIRLINES--0.75%
     3,500   Delta Air Lines, Inc......................................................................  $  201,688
                                                                                                         ----------
ALCOHOL--0.29%
     1,100   Anheuser-Busch Companies, Inc.............................................................      78,031
                                                                                                         ----------
APPAREL, TEXTILES--0.36%
     3,300   Westpoint Stevens Inc.*...................................................................      98,381
                                                                                                         ----------
BANKS--1.45%
     3,600   The Chase Manhattan Corp..................................................................     311,850
     2,200   Mellon Bank Corp..........................................................................      80,025
                                                                                                         ----------
                                                                                                            391,875
                                                                                                         ----------
BEVERAGES & TOBACCO--0.40%
     4,700   Pepsi Bottling Group Inc..................................................................     108,394
                                                                                                         ----------
COMPUTER HARDWARE--3.48%
     7,000   Cisco Systems, Inc.*......................................................................     450,187
     4,050   Dell Computer Corp.*......................................................................     149,850
     2,630   International Business Machines...........................................................     339,928
                                                                                                         ----------
                                                                                                            939,965
                                                                                                         ----------
COMPUTER SOFTWARE--4.02%
       700   BMC Software, Inc.*.......................................................................      37,800
     5,700   Cadence Design Systems, Inc.*.............................................................      72,675
     1,500   Compuware Corp.*..........................................................................      47,719
     4,200   Microsoft Corp.*..........................................................................     378,787
     7,500   Sterling Software Inc.*...................................................................     200,156
     8,900   Unisys Corp.*.............................................................................     346,544
                                                                                                         ----------
                                                                                                          1,083,681
                                                                                                         ----------
CONSUMER DURABLES--0.75%
     2,900   Maytag Corp...............................................................................     202,094
                                                                                                         ----------
DEFENSE/AEROSPACE--2.68%
     2,725   Allied-Signal Inc.........................................................................     171,675
       700   Newport News Shipbuilding Inc.............................................................      20,650
     7,400   United Technologies Corp..................................................................     530,487
                                                                                                         ----------
                                                                                                            722,812
                                                                                                         ----------
DIVERSIFIED RETAIL--3.18%
     5,700   Dayton Hudson Corp........................................................................     370,500
     3,300   Family Dollar Stores Inc..................................................................      79,200
     6,000   Federated Department Stores Inc.*.........................................................     317,625
     1,900   Wal Mart Stores, Inc......................................................................      91,675
                                                                                                         ----------
                                                                                                            859,000
                                                                                                         ----------
DRUGS & MEDICINE--1.89%
     2,227   Cardinal Health, Inc......................................................................     142,806
     3,800   Elan Corp. PLC, ADR*(1)...................................................................     105,450
       800   Pharmacia & UpJohn, Inc. ADR..............................................................      45,450
 NUMBER OF
  SHARES                                                                                                   VALUE
-----------                                                                                              ----------

DRUGS & MEDICINE--(CONCLUDED)
     4,100   Schering-Plough Corp......................................................................  $  217,300
                                                                                                         ----------
                                                                                                            511,006
                                                                                                         ----------
ELECTRIC UTILITIES--1.72%
     2,100   Consolidated Edison Co.
               of New York, Inc........................................................................      95,025
     2,100   Duke Energy Corp..........................................................................     114,187
     5,900   Energy East Corp..........................................................................     153,400
     4,200   Utilicorp United Inc......................................................................     102,113
                                                                                                         ----------
                                                                                                            464,725
                                                                                                         ----------
ENERGY RESERVES & PRODUCTION--1.80%
     2,100   Mobil Corp................................................................................     207,900
     4,600   Royal Dutch Petroleum Co. ADR.............................................................     277,150
                                                                                                         ----------
                                                                                                            485,050
                                                                                                         ----------
ENVIRONMENTAL SERVICES--0.54%
     2,700   Waste Management, Inc.....................................................................     145,125
                                                                                                         ----------
FINANCIAL SERVICES--0.56%
     2,000   Marsh & McLennan Co., Inc.................................................................     151,000
                                                                                                         ----------
FOOD RETAIL--0.95%
     9,200   Kroger Co.*...............................................................................     257,025
                                                                                                         ----------
FOREST PRODUCTS, PAPER--1.86%
     3,600   Fort James Corp...........................................................................     136,350
     4,200   Georgia-Pacific Corp......................................................................     198,975
     2,400   Weyerhaeuser Co...........................................................................     165,000
                                                                                                         ----------
                                                                                                            500,325
                                                                                                         ----------
GAS UTILITY--0.29%
     1,250   Columbia Gas System Inc...................................................................      78,359
                                                                                                         ----------
HOUSEHOLD PRODUCTS--0.86%
     4,200   Avon Products, Inc........................................................................     233,100
                                                                                                         ----------
INDUSTRIAL PARTS--1.66%
     1,750   American Standard Companies Inc.*.........................................................      84,000
     3,800   Ingersoll Rand Co.........................................................................     245,575
     1,400   SPX Corp.*................................................................................     116,900
                                                                                                         ----------
                                                                                                            446,475
                                                                                                         ----------
INDUSTRIAL SERVICES/SUPPLIES--1.61%
       908   Delphi Automotive Systems Corp............................................................      16,855
     4,400   Tyco International Ltd....................................................................     416,900
                                                                                                         ----------
                                                                                                            433,755
                                                                                                         ----------
INFORMATION & COMPUTER SERVICES--1.00%
     1,600   Computer Sciences Corp.*..................................................................     110,700
     4,350   Valassis Communications Inc.*.............................................................     159,319
                                                                                                         ----------
                                                                                                            270,019
                                                                                                         ----------

MITCHELL HUTCHINS SERIES TRUST--BALANCED PORTFOLIO

 NUMBER OF
  SHARES                                                                                                   VALUE
-----------                                                                                              ----------
COMMON STOCKS--(CONCLUDED)
INSTRUMENTS-SCIENTIFIC--0.94%
    10,200   Mettler Toledo International Inc.*........................................................  $  253,088
                                                                                                         ----------
LEISURE--0.97%
     2,100   Eastman Kodak Co..........................................................................     142,275
     4,300   Hasbro, Inc...............................................................................     120,131
                                                                                                         ----------
                                                                                                            262,406
                                                                                                         ----------
LIFE INSURANCE--1.59%
     3,900   American General Corp.....................................................................     293,963
     4,100   Protective Life Corp......................................................................     135,300
                                                                                                         ----------
                                                                                                            429,263
                                                                                                         ----------
LONG DISTANCE & PHONE COMPANIES--3.53%
     2,100   AT&T Corp.................................................................................     117,206
     5,900   BellSouth Corp............................................................................     276,563
     2,700   GTE Corp..................................................................................     204,525
     4,100   MCI WorldCom, Inc.*.......................................................................     352,856
                                                                                                         ----------
                                                                                                            951,150
                                                                                                         ----------
MEDIA--1.02%
     5,200   Comcast Corp., Class A....................................................................     199,875
     2,500   Infinity Broadcasting Corp.*..............................................................      74,375
                                                                                                         ----------
                                                                                                            274,250
                                                                                                         ----------
MEDICAL-BIOMEDICAL/GENETICS--1.29%
     5,400   Biogen Inc.*..............................................................................     347,288
                                                                                                         ----------
MEDICAL PRODUCTS--0.69%
     5,200   St. Jude Medical, Inc.*...................................................................     185,250
                                                                                                         ----------
MEDICAL PROVIDERS--0.88%
     2,800   Wellpoint Health Networks, Inc.*..........................................................     237,650
                                                                                                         ----------
MEDICAL-WHOLESALE DRUG DISTRIBUTORS--0.81%
     8,600   Amerisource Health Corp.*.................................................................     219,300
                                                                                                         ----------
MINING & METALS--0.72%
     3,300   Martin Marietta Materials Inc.............................................................     194,700
                                                                                                         ----------
MOTOR VEHICLES--1.71%
     2,100   Borg Warner Automotive Inc................................................................     115,500
     4,600   Ford Motor Co.............................................................................     259,612
     1,300   General Motors Corp.......................................................................      85,800
                                                                                                         ----------
                                                                                                            460,912
                                                                                                         ----------
OIL REFINING--3.46%
     2,100   Atlantic Richfield Co.....................................................................     175,481
     3,590   BP Amoco PLC, ADR.........................................................................     389,515
     5,800   Coastal Corp..............................................................................     232,000
     4,200   USX-Marathon Group........................................................................     136,763
                                                                                                         ----------
                                                                                                            933,759
                                                                                                         ----------
 NUMBER OF
  SHARES                                                                                                   VALUE
-----------                                                                                              ----------

OTHER INSURANCE--3.47%
     3,500   ACE Ltd...................................................................................  $   98,875
     3,400   Allstate Corp.............................................................................     121,975
     2,150   Ambac Financial Group Inc.................................................................     122,819
     2,179   American International Group Inc..........................................................     255,079
     3,200   MBIA Inc..................................................................................     207,200
     3,300   Travelers Property Casualty Corp..........................................................     129,112
                                                                                                         ----------
                                                                                                            935,060
                                                                                                         ----------
PUBLISHING--0.57%
     2,800   Knight Ridder, Inc........................................................................     153,825
                                                                                                         ----------
REAL PROPERTY--0.38%
     2,900   Lafarge Corp. ADR.........................................................................     102,769
                                                                                                         ----------
RESTAURANTS--0.42%
     4,200   Brinker International Inc.*...............................................................     114,188
                                                                                                         ----------
SECURITIES & ASSET MANAGEMENT--0.95%
     2,500   Morgan Stanley Dean Witter & Co...........................................................     256,250
                                                                                                         ----------
SEMICONDUCTOR--3.53%
     4,800   Applied Materials, Inc.*..................................................................     354,600
     2,600   Intel Corp................................................................................     154,700
     1,400   Uniphase Corp.*...........................................................................     232,400
     3,100   Vitesse Semiconductor Corp.*..............................................................     209,056
                                                                                                         ----------
                                                                                                            950,756
                                                                                                         ----------
SPECIALTY RETAIL--2.51%
    10,850   Office Depot Inc.*........................................................................     239,378
     3,050   Staples Inc.*.............................................................................      94,359
     5,800   Williams Sonoma Inc.*.....................................................................     201,913
     3,500   Zale Corp.*...............................................................................     140,000
                                                                                                         ----------
                                                                                                            675,650
                                                                                                         ----------
THRIFT--0.34%
     2,800   Greenpoint Financial Corp.................................................................      91,875
                                                                                                         ----------
TOBACCO--0.58%
     3,900   Philip Morris Co. Inc.....................................................................     156,731
                                                                                                         ----------
WIRELESS TELECOMMUNICATIONS--0.31%
     2,100   Century Telephone Enterprises, Inc.*......................................................      83,475
                                                                                                         ----------
Total Common Stocks (cost--$13,250,802)................................................................  16,931,480
                                                                                                         ----------

PREFERRED STOCK--0.66%
INDUSTRIAL PARTS--0.66%
     3,000   Federal Mogul Financing Trust+
               (cost--$150,000)........................................................................     177,375
                                                                                                         ----------

MITCHELL HUTCHINS SERIES TRUST--BALANCED PORTFOLIO

PRINCIPAL
 AMOUNT                                                        MATURITY               INTEREST
  (000)                                                         DATES                  RATES               VALUE
---------                                                --------------------    ------------------     -----------

CORPORATE BONDS--14.09%
BEVERAGES & ENTERTAINMENT--0.50%
 $   140    Seagram Joseph E & Sons Inc..............          12/15/05                6.625%           $   135,271
                                                                                                        -----------
CABLE--0.37%
     100    TCI Communications Inc...................          05/01/03                6.375                 99,439
                                                                                                        -----------
FINANCIAL SERVICES--3.45%
     208    Associates Corp. N A.....................          11/01/08                6.250                197,482
     200    AT&T Capital Corp........................          01/16/01                6.875                199,419
     285    Ford Motor Credit Co.....................    01/14/03 to 01/12/09      5.800 to 6.000           270,859
     215    Heller Financial Inc.....................          03/19/04                6.000                208,278
      60    Norwest Financial Inc....................          02/03/09                5.625                 54,657
                                                                                                        -----------
                                                                                                            930,695
                                                                                                        -----------
INDUSTRIAL SERVICES/ SUPPLIES--0.52%
     140    Tyco International Group S A.............          06/15/01                6.125                139,496
                                                                                                        -----------
INSURANCE--2.15%
     200    American Re Corp.........................          12/15/26                7.450                205,327
     125    Hartford Financial Services Group Inc....          11/01/08                6.375                119,890
     100    Loews Corp...............................          12/15/06                6.750                 97,645
     150    Lumbermans Mutual Casualty Co............          07/01/26                9.150                157,866
                                                                                                        -----------
                                                                                                            580,728
                                                                                                        -----------
MEDIA--0.22%
      60    News America Holdings Inc................          10/17/96                8.250                 59,662
                                                                                                        -----------
SECURITIES & ASSET MANAGEMENT--3.21%
     270    Donaldson Lufkin & Jenrette..............          04/01/02                5.875                266,036
     140    FMR Corp.................................          06/15/29                7.570                138,797
     145    Lehman Brothers Holdings Inc.............          04/01/04                6.625                141,477
     135    Merrill Lynch & Company Inc..............          02/17/09                6.000                124,469
     205    Morgan Stanley Group Inc.................          01/20/04                5.625                196,855
                                                                                                        -----------
                                                                                                            867,634
                                                                                                        -----------
TELECOMMUNICATIONS--0.73%
     210    U.S. West Capital Funding Inc............          07/15/08                6.375                197,595
                                                                                                        -----------
TOBACCO--1.35%
     240    Philip Morris Co. Inc....................    07/01/08 to 01/15/27      7.650 to 7.750           245,281
     120    RJ Reynolds Tobacco Holdings.............          05/15/03                7.375                118,162
                                                                                                        -----------
                                                                                                            363,443
                                                                                                        -----------
YANKEE--1.59%
      75    Canadian Imperial Bank Commerce..........          08/01/00                6.200                 75,119
     195    Household International Netherlands BV...          12/01/03                6.200                191,165
     170    Imperial Tobacco Overseas BV.............          04/01/09                7.125                161,692
                                                                                                        -----------
                                                                                                            427,976
                                                                                                        -----------
Total Corporate Bonds (cost--$3,922,240).............                                                     3,801,939
                                                                                                        -----------

MITCHELL HUTCHINS SERIES TRUST--BALANCED PORTFOLIO

PRINCIPAL
 AMOUNT                                                        MATURITY               INTEREST
  (000)                                                         DATES                  RATES               VALUE
---------                                                --------------------    ------------------     -----------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS--8.96%
 $   185    Federal Home Loan Mortgage Corporation...          03/18/08                6.220%           $   178,401
     200    Federal National Mortgage Association....          01/15/09                5.250                182,642
   1,119    U.S. Treasury Bonds(1)...................    08/15/13 to 02/15/29     5.250 to 12.000         1,268,294
     555    U.S. Treasury Inflation Index Notes......          07/15/02                3.625                549,686
     243    U.S. Treasury Notes......................          05/15/09                5.500                237,305
                                                                                                        -----------
Total U.S. Government and Agency Obligations
  (cost--$2,483,352).................................                                                     2,416,328
                                                                                                        -----------

MORTGAGE BACKED SECURITIES--10.08%
FEDERAL HOME LOAN MORTGAGE CORPORATION CERTIFICATES--0.81%
     225    FHLMC TBA................................            TBA                   6.500                217,617
                                                                                                        -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION CERTIFICATES--5.62%
   1,030    FNMA TBA.................................            TBA                   6.000                968,844
     390    FNMA TBA.................................            TBA                   6.500                383,334
      22    FNMA.....................................          07/01/28                6.500                 21,523
      39    FNMA.....................................          01/01/26                7.500                 39,778
      62    FNMA.....................................          02/01/25                9.000                 65,583
      34    FNMA.....................................          02/01/25                9.500                 35,945
                                                                                                        -----------
                                                                                                          1,515,007
                                                                                                        -----------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION CERTIFICATES--1.56%
     401    GNMA.....................................          11/15/17                8.500                421,410
                                                                                                        -----------
COLLATERALIZED MORTGAGE OBLIGATIONS--2.09%
      94    Amresco Commercial Mortgage Funding I
              Corp.,
              Series 1997-C1, Class A1...............          06/17/29                6.730                 94,320
      68    CS First Boston Mortgage Securities
              Corp., Series 1997-2, Class A..........          06/01/20                7.500                 67,589
      16    FDIC REMIC Trust, Series 1994-C1, Class
              2A2....................................          09/25/25                7.850                 16,320
      45    FDIC REMIC Trust, Series 1996-C1, Class
              1A.....................................          05/25/26                6.750                 44,514
      43    FNMA REMIC Trust, Series 1996-M6, Class
              E......................................          09/17/19                7.750                 43,955
      82    GMAC Commercial Mortgage Security, Series
              1996-C1, Class A2A.....................          09/15/03                6.790                 82,489
     125    LB Commercial Conduit Mortgage Trust,
              Series 1998-C4, Class A1b..............          10/15/08                6.210                119,021
      95    Morgan Stanley Capital I Inc., Series
              1997-WF1, Class A1+....................          10/15/06                6.830                 95,939
                                                                                                        -----------
                                                                                                            564,147
                                                                                                        -----------
Total Mortgage Backed Securities
  (cost--$2,718,570).................................                                                     2,718,181
                                                                                                        -----------

SHORT TERM INVESTMENT--7.69%
   2,078    Federal Home Loan Mortgage Corporation
              Discount Notes
              (cost--$2,074,353).....................          07/14/99                4.860@             2,074,353
                                                                                                        -----------

MITCHELL HUTCHINS SERIES TRUST--BALANCED PORTFOLIO

PRINCIPAL
 AMOUNT                                                        MATURITY               INTEREST
  (000)                                                         DATES                  RATES               VALUE
---------                                                --------------------    ------------------     -----------
REPURCHASE AGREEMENT--0.81%
 $   220    Repurchase Agreement dated 06/30/99 with
              State Street Bank & Trust Company,
              collateralized by $223,981 U.S.
              Treasury Notes, 5.625% due 12/31/99
              (value-$224,400); proceeds: $220,024
              (cost--$220,000).......................          07/01/99                4.000%           $   220,000
                                                                                                        -----------
Total Investments (cost--$24,819,317)--105.06%.......                                                    28,339,656
Liabilities in excess of other assets--(5.06)%.......                                                    (1,363,998)
                                                                                                        -----------
Net Assets--100.00%..................................                                                   $26,975,658
                                                                                                        -----------
                                                                                                        -----------

-----------------

*      Non-income producing security.
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
@      Interest rate shown is the discount rate at date of purchase.
ADR    American Depositary Receipt
REMIC  Real Estate Mortgage Investment Conduit
TBA To Be Assigned--Securities are purchased on a forward commitment with an approximate principal amount (generally +/- 1.0%) and generally stated maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.
(1)    Security, or portion thereof, was on loan at June 30, 1999.

                 See accompanying notes to financial statements

MITCHELL HUTCHINS SERIES TRUST--BALANCED PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES                     JUNE 30, 1999(UNAUDITED)

ASSETS
Investments, at value (cost--$24,819,317).............................................................  $28,339,656
Investment of cash collateral for securities loaned (cost--$1,223,375)................................    1,223,375
Cash..................................................................................................        7,195
Receivable for investments sold.......................................................................      213,072
Dividends and interest receivable.....................................................................      141,176
Other assets..........................................................................................        1,243
                                                                                                        -----------
Total assets..........................................................................................   29,925,717
                                                                                                        -----------

LIABILITIES
Payable for investments purchased.....................................................................    1,678,662
Collateral for seucrities loaned......................................................................    1,223,375
Payable to affiliates.................................................................................       16,593
Accrued expenses and other liabilities................................................................       31,429
                                                                                                        -----------
Total liabilities.....................................................................................    2,950,059
                                                                                                        -----------

NET ASSETS
Beneficial interest shares of $0.001 par value outstanding--2,348,762 (unlimited number authorized)...   21,191,457
Undistributed net investment income...................................................................      287,609
Accumulated net realized gains from investments.......................................................    1,976,253
Net unrealized appreciation of investments............................................................    3,520,339
                                                                                                        -----------
Net assets............................................................................................  $26,975,658
                                                                                                        -----------
                                                                                                        -----------
Net asset value, offering price and redemption value per share........................................       $11.49
                                                                                                        -----------
                                                                                                        -----------

                 See accompanying notes to financial statements

MITCHELL HUTCHINS SERIES TRUST--BALANCED PORTFOLIO

STATEMENT OF OPERATIONS

                                                                                                                       FOR THE
                                                                                                                   SIX MONTHS ENDED
                                                                                                                    JUNE 30, 1999
                                                                                                                     (UNAUDITED)
                                                                                                                   ----------------

INVESTMENT INCOME:
Interest.........................................................................................................    $    375,024
Dividends........................................................................................................          79,497
                                                                                                                   ----------------
                                                                                                                          454,521
                                                                                                                   ----------------

EXPENSES:
Investment advisory and administration...........................................................................         108,288
Legal and audit..................................................................................................          21,122
Reports and notices to shareholders..............................................................................          20,559
Custody and accounting...........................................................................................           9,773
Trustees' fees...................................................................................................           3,750
Transfer agency fees and related service expenses................................................................             750
Other expenses...................................................................................................           1,184
                                                                                                                   ----------------
                                                                                                                          165,426
                                                                                                                   ----------------
Net investment income............................................................................................         289,095
                                                                                                                   ----------------

REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investments..............................................................................       1,979,677
Net change in unrealized appreciation/depreciation of investments................................................      (2,493,789)
                                                                                                                   ----------------
Net realized and unrealized loss from investments................................................................        (514,112)
                                                                                                                   ----------------
Net decrease in net assets resulting from operations.............................................................    $   (225,017)
                                                                                                                   ----------------
                                                                                                                   ----------------

                 See accompanying notes to financial statements

MITCHELL HUTCHINS SERIES TRUST--BALANCED PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

                                                                         FOR THE SIX
                                                                        MONTHS ENDED
                                                                        JUNE 30, 1999   FOR THE YEAR ENDED
                                                                         (UNAUDITED)    DECEMBER 31, 1998
                                                                        -------------   ------------------
FROM OPERATIONS:
Net investment income.................................................   $   289,095       $   692,840
Net realized gains from investments...................................     1,979,677         3,474,310
Net change in unrealized appreciation of investments..................    (2,493,789)        1,039,874
                                                                        -------------   ------------------
Net increase (decrease) in net assets resulting from operations.......      (225,017)        5,207,024
                                                                        -------------   ------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.................................................       --               (670,147)
Net realized gains from investments...................................       --             (3,490,506)
                                                                        -------------   ------------------
                                                                             --             (4,160,653)
                                                                        -------------   ------------------

FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares of beneficial interest...........       512,587         2,174,591
Cost of shares of beneficial interest repurchased.....................    (6,021,161)       (8,713,360)
Proceeds from dividends reinvested....................................     4,160,653         5,829,680
                                                                        -------------   ------------------
Net decrease in net assets from beneficial interest transactions......    (1,347,921)         (709,089)
                                                                        -------------   ------------------
Net increase (decrease) in net assets.................................    (1,572,938)          337,282

NET ASSETS:
Beginning of period...................................................    28,548,596        28,211,314
                                                                        -------------   ------------------
End of period (including undistributed net investment income of
  $287,609 at June 30, 1999)..........................................   $26,975,658       $28,548,596
                                                                        -------------   ------------------
                                                                        -------------   ------------------

                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS(UNAUDITED)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

  Mitchell Hutchins Series Trust--Balanced Portfolio (the "Portfolio") is a diversified Portfolio of Mitchell Hutchins Series Trust (the "Fund"), which is organized under Massachusetts law by a Declaration of Trust dated November 21, 1986 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund operates as a series company currently offering thirteen Portfolios. Shares of each Portfolio are offered only to insurance company separate accounts that fund benefits under certain variable contracts.

  The Fund accounts separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio's operations; expenses which are applicable to all Portfolios are allocated among them on a pro rata basis.

  The preparation of financial statements in accordance with generally accepted accounting principles requires the Fund's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

  VALUATION OF INVESTMENTS--The Portfolio calculates its net asset value based on the current market value for its portfolio securities. The Portfolio normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the last sale price on Nasdaq prior to valuation. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber") and investment adviser and administrator of the Portfolio. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund's board of trustees (the "board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the board determines that this does not represent fair value.

  REPURCHASE AGREEMENTS--The Portfolio's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/ or retention of the collateral may be subject to legal proceedings. The Portfolio may participate in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

NOTES TO FINANCIAL STATEMENTS(UNAUDITED)

  INVESTMENT TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

  DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

  The ability of the issuers of debt securities held by the Portfolio to meet their obligations may be affected by economic and political developments particular to a specific industry, country or region.

INVESTMENT ADVISER AND ADMINISTRATOR

  The Fund's board of trustees has approved an investment advisory and administration contract with Mitchell Hutchins, under which Mitchell Hutchins serves as investment adviser and administrator of the Portfolio. In accordance with the Advisory Contract, the Portfolio pays Mitchell Hutchins an investment advisory and administration fee, which is computed daily and paid monthly, at an annual rate of 0.75% of the Portfolio's average daily net assets. At June 30, 1999, the Portfolio owed Mitchell Hutchins $16,531 in investment advisory and administration fees.

  For the six months ended June 30, 1999, the Portfolio paid $1,308 in brokerage commissions to PaineWebber for transactions executed on behalf of the Portfolio.

SECURITIES LENDING

  The Portfolio may lend securities up to 33 1/3% of its total assets to qualified institutions. The loans are secured at all times by cash or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Portfolio will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolio may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Portfolio receives compensation, which is included in interest income, for lending its securities from interest earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. PaineWebber, the Portfolio's lending agent, received compensation of $117 from the Portfolio for the six months ended June 30, 1999. At June 30, 1999, the Portfolio owed PaineWebber $62 in security lending fees.

NOTES TO FINANCIAL STATEMENTS(UNAUDITED)

  For the six months ended June 30, 1999, the Portfolio earned $345 net of fees, rebates and expenses, for securities lending transactions. At June 30, 1999, the Fund's custodian held cash having an aggregate value of $1,223,375 as collateral for portfolio securities loaned having a market value of $1,168,431 which was invested in the following money market funds:

 NUMBER OF
  SHARES                                                                                                     VALUE
-----------                                                                                                ----------
   295,552   Janus Money Market Institutional Shares.....................................................  $  295,552
   220,439   Liquid Assets Portfolio.....................................................................     220,439
   707,384   MH Private Money Market Fund LLC............................................................     707,384
                                                                                                           ----------
             Total investments of cash collateral for securities loaned (cost--$1,223,375)...............  $1,223,375
                                                                                                           ----------
                                                                                                           ----------

BANK LINE OF CREDIT

  The Portfolio may participate with other funds managed by Mitchell Hutchins in a $200 million committed credit facility ("Facility") to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Portfolio at the request of shareholders and other temporary or emergency purposes. In connection therewith, the Portfolio has agreed to pay a commitment fee, pro rata, based on the relative asset size of the funds in the Facility. Interest is charged to the Portfolio at rates based on prevailing market rates in effect at the time of borrowing. For the period ended June 30, 1999, the Portfolio did not borrow under the Facility.

INVESTMENTS IN SECURITIES

  For federal income tax purposes, the cost of securities owned at June 30, 1999 was substantially the same as the cost of securities for financial statement purposes.

  At June 30, 1999, the components of net unrealized appreciation of investments were as follows:

Gross appreciation (investments having an excess of value over cost)........................  $ 3,933,510
Gross depreciation (investments having an excess of cost over value)........................     (413,171)
                                                                                              -----------
Net unrealized appreciation of investments..................................................  $ 3,520,339
                                                                                              -----------
                                                                                              -----------

  For the six months ended June 30, 1999, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were $38,861,095 and $41,328,195, respectively.

FEDERAL TAX STATUS

  The Portfolio intends to distribute all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required.

NOTES TO FINANCIAL STATEMENTS(UNAUDITED)

SHARES OF BENEFICIAL INTEREST

  There are an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest for the Portfolio was as follows:

                                                                                                FOR THE SIX           FOR THE
                                                                                                MONTHS ENDED        YEAR ENDED
                                                                                               JUNE 30, 1999     DECEMBER 31, 1998
                                                                                              ----------------   -----------------
Shares sold.................................................................................        45,546            180,169
Shares redeemed.............................................................................      (533,942)          (711,812)
Dividends reinvested........................................................................       363,376            514,535
                                                                                                   -------            -------
Net decrease................................................................................      (125,020)           (17,108)
                                                                                                   -------            -------
                                                                                                   -------            -------

MITCHELL HUTCHINS SERIES TRUST--BALANCED PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

                                                     FOR THE SIX
                                                    MONTHS ENDED              FOR THE YEARS ENDED DECEMBER 31,
                                                    JUNE 30, 1999   ----------------------------------------------------
                                                     (UNAUDITED)      1998       1997      1996+       1995       1994
                                                    -------------   --------   --------   --------   --------   --------
Net asset value, beginning of period..............     $ 11.54      $  11.33   $  10.95   $  10.70   $   9.54   $  11.95
                                                    -------------   --------   --------   --------   --------   --------
Net investment income.............................        0.12          0.28       0.28       0.29       0.35       0.30
Net realized and unrealized gains (losses) from
 investments......................................       (0.17)         1.61       2.44       1.49       1.88      (1.44)
                                                    -------------   --------   --------   --------   --------   --------
Net increase (decrease) from investment
 operations.......................................       (0.05)         1.89       2.72       1.78       2.23      (1.14)
                                                    -------------   --------   --------   --------   --------   --------
Dividends from net investment income..............      --             (0.27)     (0.28)     (0.28)     (0.35)     (0.30)
Distributions from net realized gains on
 investments......................................      --             (1.41)     (2.06)     (1.25)     (0.72)     (0.97)
                                                    -------------   --------   --------   --------   --------   --------
Total dividends and distributions.................      --             (1.68)     (2.34)     (1.53)     (1.07)     (1.27)
                                                    -------------   --------   --------   --------   --------   --------
Net asset value, end of period....................     $ 11.49      $  11.54   $  11.33   $  10.95   $  10.70   $   9.54
                                                    -------------   --------   --------   --------   --------   --------
                                                    -------------   --------   --------   --------   --------   --------
Total investment return(1)........................       (0.43)%       16.81%     24.86%     16.82%     23.27%     (9.59)%
                                                    -------------   --------   --------   --------   --------   --------
                                                    -------------   --------   --------   --------   --------   --------
Ratios/Supplemental Data:
Net assets, end of period (000's).................     $26,976      $ 28,549   $ 28,211   $ 29,224   $ 23,413   $ 23,263
Expenses to average net assets....................        1.17%*        0.97%      1.19%      1.24%      1.09%      1.03%
Net investment income to average net assets.......        1.98%*        2.08%      2.06%      2.29%      2.88%      2.30%
Portfolio turnover................................         140%          177%       169%       235%       171%       112%

---------------

+ Prior to the close of business on January 26, 1996, the Balanced Portfolio was known as the Asset Allocation Portfolio.
*       Annualized.
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include additional contract level charges; results would be lower if such charges were included. Total return for periods of less than one year has not been annualized.

SEMIANNUAL REPORT
--------------------

MITCHELL
HUTCHINS SERIES TRUST

BALANCED PORTFOLIO

JUNE 30, 1999

-C-1999 PaineWebber Incorporated